Note 20 - Trade Receivables (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, trade receivables	R$ 103.0	R$ 39.5